UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5912

MFS SPECIAL VALUE TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Special Value Trust

1/31/08
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08

Issuer	Shares/Par	Value ($)
Bonds – 71.4%
Aerospace – 2.0%
Bombardier, Inc., 8%, 2014 (n)	$225,000	$235,125
Hawker Beechcraft Acquisition Co., 9.75%, 2017 (n)	375,000	357,188
TransDigm Group, Inc., 7.75%, 2014	130,000	130,650
Vought Aircraft Industries, Inc., 8%, 2011	440,000	405,900

		$1,128,863

Airlines – 0.5%
Continental Airlines, Inc., 6.795%, 2018	$280,692	$263,148

Apparel Manufacturers – 0.1%
Propex Fabrics, Inc., 10%, 2012 (d)	$395,000	$37,525

Asset Backed & Securitized – 3.3%
Anthracite Ltd., CDO, 6%, 2037 (z)	$450,000	$300,797
Asset Securitization Corp., FRN, 9.12%, 2029 (z)	700,000	803,688
Falcon Franchise Loan LLC, FRN, 3.932%, 2025 (i)(z)	516,277	67,079
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.26%, 2051	95,000	80,203
Merrill Lynch Mortgage Trust, FRN, 6.022%, 2050	95,000	79,149
Morgan Stanley Capital I, Inc., FRN, 1.46%, 2039 (i)(n)	697,506	24,059
Preferred Term Securities XII Ltd., 9.8%, 2033 (e)(z)	225,000	157,500
Preferred Term Securities XVI Ltd., 14%, 2035 (e)(z)	300,000	228,000
Preferred Term Securities XVII Ltd., 9.3%, 2035 (e)(z)	187,000	130,900

		$1,871,375

Automotive – 2.4%
Allison Transmission, Inc., 11%, 2015 (n)	$675,000	$567,000
Ford Motor Credit Co. LLC, 9.75%, 2010	186,000	179,654
Ford Motor Credit Co. LLC, 8.625%, 2010	125,000	117,472
Ford Motor Credit Co. LLC, 8%, 2016	135,000	113,347
General Motors Acceptance Corp., 8.375%, 2033	401,000	325,813
TRW Automotive, Inc., 7%, 2014 (n)	85,000	77,988

		$1,381,274

Broadcasting – 7.7%
Allbritton Communications Co., 7.75%, 2012	$334,000	$333,165
Bonten Media Acquisition Co., 9%, 2015 (n)(p)	165,000	136,950
CanWest MediaWorks LP, 9.25%, 2015 (n)	205,000	193,725
Clear Channel Communications, Inc., 5.5%, 2014	235,000	179,061
Inmarsat Finance II PLC, 0% to 2008, 10.375% to 2012	360,000	351,000
Intelsat Ltd., 8.625%, 2015	135,000	134,494
Intelsat Ltd., 0% to 2010, 9.25% to 2015	180,000	147,600
Intelsat Ltd., 11.25%, 2016	245,000	245,000
Intelsat Ltd., FRN, 10.828%, 2013	80,000	81,800
ION Media Networks, Inc., FRN, 10.507%, 2013 (n)	250,000	216,250
Lamar Media Corp., 6.625%, 2015	205,000	194,238
Lamar Media Corp., 6.625%, 2015	130,000	123,175
LBI Media, Inc., 0% to 2008, 11% to 2013	875,000	791,875
LBI Media, Inc., 8.5%, 2017 (n)	130,000	115,375
LIN TV Corp., 6.5%, 2013	290,000	273,325
Local TV Finance LLC, 9.25%, 2015 (n)(p)	210,000	183,750
Nexstar Broadcasting Group, Inc., 7%, 2014	150,000	137,250
Univision Communications, Inc., 9.75%, 2015 (n)(p)	700,000	523,250

		$4,361,283

Brokerage & Asset Managers – 0.9%
Nuveen Investments, Inc., 10.5%, 2015 (n)	$505,000	$489,850

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Building – 0.7%
Building Materials Corp. of America, 7.75%, 2014	$75,000	$55,500
Interface, Inc., 9.5%, 2014	170,000	173,825
Ply Gem Industries, Inc., 9%, 2012	200,000	149,000

		$378,325

Business Services – 0.6%
SunGard Data Systems, Inc., 10.25%, 2015	$335,000	$335,000

Cable TV – 2.2%
CCH I Holdings LLC, 11%, 2015	$363,000	$259,999
CCH II Holdings LLC, 10.25%, 2010	200,000	189,500
CCO Holdings LLC, 8.75%, 2013	95,000	88,350
CSC Holdings, Inc., 6.75%, 2012	215,000	203,713
Mediacom LLC, 9.5%, 2013	275,000	245,438
NTL Cable PLC, 9.125%, 2016	173,000	156,565
Videotron LTEE, 6.875%, 2014	120,000	116,100

		$1,259,665

Chemicals – 3.4%
Innophos, Inc., 8.875%, 2014	$595,000	$584,588
Koppers Holdings, Inc., 9.875%, 2013	150,000	159,750
Koppers Holdings, Inc., 0% to 2009, 9.875% to 2014	547,000	462,215
Momentive Performance Materials, Inc., 10%, 2014	235,000	212,675
Mosaic Co., 7.875%, 2016 (n)	155,000	167,400
Nalco Co., 8.875%, 2013	320,000	324,800

		$1,911,428

Computer Software – 0.5%
First Data Corp., 9.875%, 2015 (n)	$305,000	$269,925

Consumer Goods & Services – 1.1%
GEO Group, Inc., 8.25%, 2013	$210,000	$211,575
KAR Holdings, Inc., 10%, 2015 (n)	270,000	225,450
Visant Holding Corp., 8.75%, 2013	74,000	71,595
Vitro S.A. de C.V., 8.625%, 2012	4,000	3,800
Vitro S.A.B. de C.V., 9.125%, 2017	121,000	105,573

		$617,993

Containers – 0.9%
Crown Americas LLC, 7.625%, 2013	$125,000	$125,938
Graham Packaging Co. LP, 9.875%, 2014	305,000	257,725
Owens-Brockway Glass Container, Inc., 8.25%, 2013	105,000	108,675

		$492,338

Electronics – 1.3%
Avago Technologies Finance, 11.875%, 2015	$170,000	$177,650
Flextronics International Ltd., 6.25%, 2014	375,000	352,500
Spansion LLC, 11.25%, 2016 (n)	300,000	210,000

		$740,150

Emerging Market Quasi-Sovereign – 0.1%
OAO Gazprom, 9.625%, 2013	$60,000	$69,228

Emerging Market Sovereign – 0.6%
Republic of Argentina, 7%, 2017	$234,000	$188,260
Republic of Ecuador, FRN, 10%, 2030	134,000	129,645
Republic of Panama, 6.7%, 2036	28,000	28,280

		$346,185

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Energy – Independent – 3.6%
Chaparral Energy, Inc., 8.875%, 2017 (n)	$410,000	$342,350
Chesapeake Energy Corp., 6.375%, 2015	230,000	223,100
Chesapeake Energy Corp., 6.875%, 2016	80,000	79,200
Forest Oil Corp., 7.25%, 2019 (n)	120,000	120,000
Hilcorp Energy I LP, 7.75%, 2015 (n)	145,000	138,838
Hilcorp Energy I LP, 9%, 2016 (n)	90,000	90,000
Mariner Energy, Inc., 8%, 2017	220,000	210,100
OPTI Canada, Inc., 8.25%, 2014 (n)	375,000	367,500
Plains Exploration & Production Co., 7%, 2017	350,000	332,500
Southwestern Energy Co., 7.5%, 2018 (z)	135,000	138,713

		$2,042,301

Entertainment – 0.8%
AMC Entertainment, Inc., 11%, 2016	$150,000	$148,500
Marquee Holdings, Inc., 0% to 2009, 12% to 2014	415,000	292,575

		$441,075

Financial Institutions – 1.3%
General Motors Acceptance Corp., 6.875%, 2011	$469,000	$410,035
Residential Capital LLC, 7.625%, 2008	395,000	304,150
Residential Capital LLC, 8%, 2012	24,000	15,000

		$729,185

Food & Beverages – 1.3%
ARAMARK Corp., 8.5%, 2015	$470,000	$467,650
Dean Foods Co., 7%, 2016	300,000	273,000

		$740,650

Forest & Paper Products – 1.5%
Abitibi-Consolidated, Inc., 7.4%, 2018	$130,000	$82,550
Catalyst Paper Corp., 8.625%, 2011	65,000	54,925
Jefferson Smurfit Corp., 8.25%, 2012	210,000	201,600
JSG Funding PLC, 7.75%, 2015	30,000	27,600
Millar Western Forest Products Ltd., 7.75%, 2013	470,000	345,450
NewPage Holding Corp., 10%, 2012 (n)	150,000	149,250

		$861,375

Gaming & Lodging – 5.6%
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (n)	$230,000	$172,500
Harrah’s Operating Co., Inc., 5.375%, 2013	150,000	102,000
Harrah’s Operating Co., Inc., 10.75%, 2016 (z)	155,000	140,275
Harrah’s Operating Co., Inc., 5.75%, 2017	830,000	498,000
Isle of Capri Casinos, Inc., 7%, 2014	245,000	188,650
MGM Mirage, 7.5%, 2016	780,000	748,800
MTR Gaming Group, Inc., 9%, 2012	80,000	68,800
Newland International Properties Corp., 9.5%, 2014 (n)	156,000	150,345
Station Casinos, Inc., 6.5%, 2014	480,000	331,200
Station Casinos, Inc., 6.875%, 2016	80,000	54,400
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015	375,000	270,000
Wynn Las Vegas LLC, 6.625%, 2014	470,000	452,963

		$3,177,933

Industrial – 1.1%
Blount, Inc., 8.875%, 2012	$145,000	$142,463
JohnsonDiversey Holdings, Inc., “B”, 9.625%, 2012	465,000	471,975

		$614,438

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – 0.5%
USI Holdings Corp., 9.75%, 2015 (n)	$370,000	$288,600

Machinery & Tools – 0.2%
Case New Holland, Inc., 7.125%, 2014	$140,000	$139,650

Medical & Health Technology & Services – 7.5%
Accellent, Inc., 10.5%, 2013	$340,000	$268,600
Community Health Systems, Inc., 8.875%, 2015	395,000	397,469
DaVita, Inc., 6.625%, 2013	80,000	78,800
DaVita, Inc., 7.25%, 2015	525,000	522,375
HCA, Inc., 9%, 2014	320,000	305,602
HCA, Inc., 6.375%, 2015	245,000	208,863
HCA, Inc., 9.25%, 2016	620,000	650,225
HealthSouth Corp., 10.75%, 2016	165,000	172,013
LVB Acquisition Merger Sub, Inc., 10%, 2017 (n)	235,000	242,050
LVB Acquisition Merger Sub, Inc., 11.625%, 2017 (n)	300,000	292,875
Psychiatric Solutions, Inc., 7.75%, 2015	210,000	206,850
Surgical Care Affiliates, Inc., 10%, 2017 (n)	185,000	157,250
U.S. Oncology, Inc., 10.75%, 2014	350,000	341,250
Universal Hospital Services, Inc., 8.5%, 2015 (p)	130,000	131,300
Universal Hospital Services, Inc., FRN, 8.287%, 2015	35,000	33,250
VWR Funding, Inc., 10.25%, 2015 (n)(p)	260,000	243,100

		$4,251,872

Metals & Mining – 2.8%
FMG Finance Ltd., 10.625%, 2016 (n)	$460,000	$522,100
Foundation PA Coal Co., 7.25%, 2014	65,000	64,025
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	295,000	313,438
Freeport-McMoRan Copper & Gold, Inc., FRN, 8.394%, 2015	345,000	338,531
PNA Group, Inc., 10.75%, 2016	275,000	247,500
Ryerson, Inc., 12%, 2015 (n)	120,000	112,800

		$1,598,394

Natural Gas - Distribution – 0.8%
AmeriGas Partners LP, 7.125%, 2016	$250,000	$243,125
Inergy LP, 6.875%, 2014	215,000	208,013

		$451,138

Natural Gas - Pipeline – 1.6%
Atlas Pipeline Partners LP, 8.125%, 2015	$210,000	$201,600
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)	65,000	66,850
El Paso Corp., 7.75%, 2032	250,000	248,582
Knight, Inc., 7.25%, 2028	215,000	194,997
Williams Cos., Inc., 8.75%, 2032	165,000	197,175

		$909,204

Network & Telecom – 0.8%
Cincinnati Bell, Inc., 8.375%, 2014	$235,000	$224,425
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	105,000	106,575
Qwest Corp., 8.875%, 2012	115,000	121,469

		$452,469

Oil Services – 0.3%
Basic Energy Services, Inc., 7.125%, 2016	$165,000	$155,100

Oils – 0.3%
Petroleos de Venezuela S.A., 5.25%, 2017	$250,000	$184,375

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – 0.7%
CenterCredit International B.V., 8.625%, 2014	$200,000	$179,500
Russian Standard Finance S.A., 8.625%, 2011	150,000	140,625
Russian Standard Finance S.A., 8.625%, 2011 (n)	101,000	94,688

		$414,813

Printing & Publishing – 3.9%
American Media Operations, Inc., 10.25%, 2009	$13,416	$9,995
American Media Operations, Inc., “B”, 10.25%, 2009	369,000	274,905
Dex Media, Inc., 0% to 2008, 9% to 2013	310,000	275,125
Dex Media, Inc., 0% to 2008, 9% to 2013	210,000	186,375
Idearc, Inc., 8%, 2016	715,000	639,925
Nielsen Finance LLC, 10%, 2014	125,000	126,250
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	410,000	287,000
Quebecor World, Inc., 6.125%, 2013 (d)	175,000	75,250
R.H. Donnelley Corp., 8.875%, 2016	365,000	312,988

		$2,187,813

Retailers – 0.7%
Buhrmann U.S., Inc., 7.875%, 2015	$125,000	$115,625
Couche-Tard, Inc., 7.5%, 2013	125,000	124,219
Eye Care Centers of America, Inc., 10.75%, 2015	145,000	153,338

		$393,182

Specialty Stores – 0.3%
Payless ShoeSource, Inc., 8.25%, 2013	$215,000	$197,800

Telecommunications - Wireless – 1.5%
Alltel Corp., 7%, 2012	$377,000	$320,450
Centennial Communications Corp., 10.125%, 2013	140,000	143,150
MetroPCS Wireless, Inc., 9.25%, 2014	180,000	165,600
Wind Acquisition Finance S.A., 10.75%, 2015 (n)	225,000	238,500

		$867,700

Transportation – 0.4%
Autopistas del Sol S.A., 11.5%, 2017 (n)	$166,000	$136,328
PT Arpeni Pratama Ocean Line Tbk., 8.75%, 2013 (n)	132,000	114,840

		$251,168

Transportation - Services – 0.5%
Hertz Corp., 8.875%, 2014	$270,000	$260,550

Utilities - Electric Power – 5.1%
Dynegy Holdings, Inc., 7.5%, 2015	$75,000	$69,938
Edison Mission Energy, 7%, 2017	335,000	325,788
Intergen N.V., 9%, 2017 (n)	110,000	114,675
Mirant Americas Generation LLC, 8.5%, 2021	750,000	661,875
NGC Corp. Capital Trust, 8.316%, 2027	275,000	242,000
NRG Energy, Inc., 7.375%, 2016	775,000	748,844
Reliant Energy, Inc., 6.75%, 2014	65,000	65,569
Reliant Energy, Inc., 7.875%, 2017	525,000	511,875
Sierra Pacific Resources, 8.625%, 2014	125,000	134,004

		$2,874,568

Total Bonds		$40,438,908

Common Stocks – 14.1%
Biotechnology – 1.3%
Amgen, Inc. (a)(l)	15,600	$726,804

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Broadcasting – 0.7%
Clear Channel Communications, Inc.	5,200	$159,692
Idearc, Inc. (l)	15,600	253,656

		$413,348

Brokerage & Asset Managers – 0.7%
E*TRADE Financial Corp. (a)(l)	81,100	$403,067

Cable TV – 0.8%
Comcast Corp., “A” (a)(l)	23,300	$423,128
Time Warner Cable, Inc. (a)(l)	2,300	57,868

		$480,996

Construction – 2.0%
D.R. Horton, Inc. (l)	18,300	$315,675
Masco Corp. (l)	36,400	834,652

		$1,150,327

Consumer Goods & Services – 0.0%
Central Garden & Pet Co. (a)(l)	1,900	$10,431

Electronics – 0.1%
Intel Corp.	1,900	$40,280

Energy - Independent – 0.1%
Sandridge Energy, Inc. (a)	2,090	$63,599

Energy - Integrated – 0.5%
Chevron Corp.	3,200	$270,400

Forest & Paper Products – 0.1%
Louisiana-Pacific Corp. (l)	2,000	$30,540

Insurance – 1.0%
Conseco, Inc. (a)(l)	45,700	$550,228

Major Banks – 0.5%
Bank of America Corp.	6,500	$288,275
JPMorgan Chase & Co. (l)	500	23,775

		$312,050

Medical Equipment – 2.3%
Boston Scientific Corp. (a)(l)	98,700	$1,197,231
Pall Corp.	2,100	77,469

		$1,274,700

Network & Telecom – 1.3%
Nortel Networks Corp. (a)(l)	59,629	$743,574

Pharmaceuticals – 0.1%
Johnson & Johnson (l)	800	$50,608

Printing & Publishing – 0.0%
Golden Books Family Entertainment, Inc. (a)	53,266	$0

Real Estate – 0.1%
Host Hotels & Resorts, Inc., REIT (l)	4,000	$66,960

Specialty Stores – 0.7%
Sally Beauty Holdings, Inc. (a)(l)	45,600	$372,096

Telephone Services – 0.5%
Adelphia Business Solutions, Inc. (a)(l)	40,000	$0
Windstream Corp. (l)	23,200	269,352

		$269,352

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 1.3%
Dynegy, Inc. (a)(l)	38,000	$266,760
NRG Energy, Inc. (a)(l)	12,454	480,586

		$747,346

Total Common Stocks		$7,976,706

Floating Rate Loans – 6.9% (g)(r)
Aerospace – 0.3%
Hawker Beechcraft Acquisition Co., Letter of Credit, 6.93%, 2014 (o)	$10,516	$9,604
Hawker Beechcraft Acquisition Co., Term Loan, 6.83%, 2014 (o)	189,079	172,693

		$182,297

Automotive – 1.5%
Allison Transmission, Inc., Term Loan B, 7.43%, 2014 (o)	$165,048	$144,128
Ford Motor Co., Term Loan B, 8%, 2013 (o)	377,074	329,311
Goodyear Tire & Rubber Co., Second Lien Term Loan, 6.43%, 2014 (o)	335,647	305,439
Mark IV Industries, Inc., Second Lien Term Loan, 13.10%, 2011	129,863	79,217

		$858,095

Broadcasting – 0.4%
Univision Communications, Inc., Term Loan B, 5.49%, 2014 (o)	$245,203	$201,312

Building – 0.5%
Building Materials Holding Corp., Second Lien Term Loan, 9.56%, 2014	$240,217	$161,546
Roofing Supply Group, Inc., Term Loan, 9.71%, 2013	158,741	139,692

		$301,238

Cable TV – 1.0%
Charter Communications, Inc., Term Loan, 5.26%, 2013 (o)	$344,769	$299,871
CSC Holdings, Inc., Incremental Term Loan, 2013 (o)	275,000	252,284

		$552,155

Computer Software – 0.6%
First Data Corp., Term Loan B-1, 7.63%, 2014 (o)	$395,013	$355,731

Energy - Independent – 0.8%
Crimson Exploration, Inc., Second Lien Term Loan, 10.07%, 2012	$111,133	$105,577
Sandridge Energy, Inc., Term Loan, 8.63%, 2015	327,000	322,913

		$428,490

Gaming & Lodging – 0.4%
Harrahs Entertainment, Inc., Term Loan B-2, 2015 (o)	$225,000	$206,531

Medical & Health Technology & Services – 0.1%
Advanced Medical Optics, Inc., Term Loan, 6.48%, 2014	$59,014	$54,735
HCA, Inc., Term Loan B, 7.08%, 2013	22,351	20,617

		$75,352

Specialty Stores – 0.9%
Michaels Stores, Inc., Term Loan B, 7.58%, 2013 (o)	$595,569	$506,895

Utilities - Electric Power – 0.4%
TXU Corp., Term Loan B-3, 2014 (o)	$225,000	$207,437

Total Floating Rate Loans		$3,875,533

Preferred Stocks – 1.2%
Broadcasting – 1.2%
Spanish Broadcasting Systems, Inc., “B”, 10.75% (a)(p)	775	$697,500

Short-Term Obligations – 7.9% (y)
General Electric Capital Corp., 3.02%, due 2/01/08	$2,259,000	$2,259,000

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Short-Term Obligations(y) – continued
Goldman Sachs Group, Inc., 3.02%, due 2/01/08	2,212,000	$2,212,000

Total Short-Term Obligations		$4,471,000

Collateral for Securities Loaned – 12.5%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	7,074,140	$7,074,140

Total Investments(k)		$64,533,787

Other Assets, Less Liabilities – (14.0)%		(7,927,452)

Net Assets – 100.0%		$56,606,335

(a)	Non-income producing security.

(d)	Non-income producing security - in default.

(e)	The rate shown represents a current effective yield.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(k)	As of January 31, 2008, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $ 39,424,385 and 61.09% of market value. An independent pricing service provided an evaluated bid for 60.20% of the market value.

(l)	All or a portion of this security is on loan.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $8,255,299 representing 14.6% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.

(p)	Payment-in-kind security.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(y)	The rate shown represents an annualized yield at time of purchase.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Acquisition Cost	Current Market Value
Anthracite Ltd., CDO, 6%, 2037	5/14/02	$303,729	$300,797
Asset Securitization Corp., FRN, 9.12%, 2029	1/25/05	604,160	803,688
Falcon Franchise Loan LLC, FRN, 3.932%, 2023	1/29/03	98,073	67,079
Harrah’s Operating Co., Inc., 10.75%, 2016	1/30/08	141,144	140,275
Preferred Term Securities XII Ltd., 9.8%, 2033	1/07/05	236,250	157,500
Preferred Term Securities XVI Ltd., 14%, 2035	12/08/04	300,000	228,000
Preferred Term Securities XVII Ltd., 9.3%, 2035	3/09/05	187,000	130,900
Southwestern Energy Co., 7.5%, 2018	1/11/08 -1/16/08	136,406	138,713

Total Restricted Securities			$1,966,952
% of Net Assets			3.5%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLN	Credit-Linked Note
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Special Value Trust

Supplemental Information (Unaudited) 1/31/08

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$72,006,773

Gross unrealized appreciation	$116,639
Gross unrealized depreciation	(7,589,625)

Net unrealized appreciation (depreciation)	$(7,472,986)

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Securities Lending Collateral

At January 31, 2008, the value of securities loaned was $7,020,684. These loans were collateralized by cash of $7,074,140 and U.S. Treasury obligations of $161,414.

(3) Unfunded Loan Commitments

As of January 31, 2008, the portfolio had unfunded loan commitments of $8,514, which could be extended at the option of the borrower, pursuant to the following loan agreements:

Borrower	Unfunded Loan Commitment	Unrealized Appreciation (Depreciation)
Univision Communications, Delayed Draw Term Loan B, 2014	$8,514	$(865)

(4) Financial Instruments Swap Agreements at 1/31/08

Expiration	Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Credit Default Swaps
6/20/09 USD	200,000	JPMorgan Chase Bank	4.1% (fixed rate)	(1)	$(19,811)
6/20/12 USD	200,000	Morgan Stanley Capital Services, Inc.	3.76% (fixed rate)	(2)	(44,312)
6/20/12 USD	100,000	Morgan Stanley Capital Services, Inc.	4.15% (fixed rate)	(2)	(21,014)
6/20/12 USD	600,000	JPMorgan Chase Bank (a)	(3)	4.2065% (fixed rate)	55,221
9/20/12 USD	200,000	Goldman Sachs International	3.75% (fixed rate)	(4)	237

					$(29,679)

(1)	Fund to pay notional amount upon a defined credit event by Abitibi-Consolidated, 8.375%, 4/01/15.

(2)	Fund to pay notional amount upon a defined credit event by Bowater, Inc., 6.5%, 6/15/13.

(3)	Fund to receive notional amount upon a defined credit event by a reference obligation specified in the CDX High Yield Index.

(4)	Fund to pay notional amount upon a defined credit event by Allied Waste Management, Inc., 7.375%, 4/15/14.

(a)	Premiums paid by the fund amounted to $29,583.

At January 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	MFS SPECIAL VALUE TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: March 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: March 17, 2008

By (Signature and Title)*	TRACY ATKINSON
Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 17, 2008

*	Print name and title of each signing officer under his or her signature.